N-4	Oct. 10, 2025
Prospectus:
Document Type	N-4
Entity Registrant Name	Forethought Life Insurance Co Separate Account A
Entity Central Index Key	0001554348
Entity Investment Company Type	N-4
Document Period End Date	Oct. 10, 2025
Amendment Flag	false
Item 17. Investment Options [Line Items]
Investment Options (N-4) [Text Block]

MFS® Blended Research® Core Equity Portfolio – Change in Current Expenses

Effective immediately, the information in the “Current Expenses” and the “Current Expenses + Fund Facilitation Fee” columns for the above referenced Fund listed in your prospectus under “Appendix B – Funds Available Under the Contract” is hereby deleted and replaced as follows:

MFS® Blended Research® Core Equity Portfolio – Service Class(1)

●	Current Expenses: 0.54%
●	Current Expenses + Fund Facilitation Fee: 0.54%

(1)	This Fund’s annual expenses reflect temporary fee reductions pursuant to an expense reimbursement or fee waiver arrangement.

Macquarie VIP Series – Name Changes

On April 21, 2025, Macquarie Group Limited, the parent company of Delaware Management Company, the investment adviser to the below referenced Funds, announced that it entered into an agreement with Nomura Holding America Inc. (“Nomura”) for Nomura to acquire the US and European public investments asset management business of Macquarie Asset Management (the “Transaction”). Subject to regulatory approvals, the Transaction is expected to close on or about November 1, 2025.

On June 18, 2025, notice was provided that the Board of Trustees of each of the below referenced Funds approved a name change for each Fund. The following name changes will take effect at the close of the Transaction:

Current Fund Name	Fund Name Upon the Close of the Transaction
Macquarie VIP Asset Strategy Series	Nomura VIP Asset Strategy Series
Macquarie VIP Core Equity Series	Nomura VIP Core Equity Series
Macquarie VIP International Core Equity Series	Nomura VIP International Core Equity Series
Macquarie VIP Value Series	Nomura VIP Value Series

Effective upon the close of the Transaction, all references to Macquarie VIP Asset Strategy Series, Macquarie VIP Core Equity Series, Macquarie VIP International Core Equity Series, and Macquarie VIP Value Series are replaced with Nomura VIP Asset Strategy Series, Nomura VIP Core Equity Series, Nomura VIP International Core Equity Series and Nomura VIP Value Series respectively.

Macquarie VIP Series – Sub-Adviser Changes

On September 10, 2025, at the Shareholder meeting, the proposal for a new investment advisory agreement for each of the below referenced Funds was approved by the shareholders.

Upon the close of the Transaction:

I.	The “Fund – Share Class Adviser/Sub-Adviser” column of “Appendix B – Funds Available Under the Contract” for the below listed Funds is updated to remove Macquarie Investment Management Global Limited as sub-adviser:

●	Macquarie VIP Core Equity Series,
●	Macquarie VIP International Core Equity Series, and
●	Macquarie VIP Value Series.

II.	Accordingly, effective at the close of the Transaction, the “Fund – Share Class Adviser/Sub-Adviser” column of “Appendix B – Funds Available Under the Contract” for Macquarie VIP Asset Strategy Series is updated to remove the following sub-advisers:

●	Macquarie Investment Management Austria Kapitalanlage AG, and
●	Macquarie Investment Management Europe Limited.

Variable Option [Line Items]
Prospectuses Available [Text Block]

Effective immediately, the information in the “Current Expenses” and the “Current Expenses + Fund Facilitation Fee” columns for the above referenced Fund listed in your prospectus under “Appendix B – Funds Available Under the Contract” is hereby deleted and replaced as follows:

Effective upon the close of the Transaction, all references to Macquarie VIP Asset Strategy Series, Macquarie VIP Core Equity Series, Macquarie VIP International Core Equity Series, and Macquarie VIP Value Series are replaced with Nomura VIP Asset Strategy Series, Nomura VIP Core Equity Series, Nomura VIP International Core Equity Series and Nomura VIP Value Series respectively.

Temporary Fee Reductions, Current Expenses [Text Block]	This Fund’s annual expenses reflect temporary fee reductions pursuant to an expense reimbursement or fee waiver arrangement.
MFS® Blended Research® Core Equity Portfolio – Service Class [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	MFS® Blended Research® Core Equity Portfolio – Service Class	[1]
Current Expenses [Percent]	0.54%	[1]
Current Expenses + Platform Charge [Percent]	0.54%	[1]
Nomura VIP Asset Strategy Series [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Nomura VIP Asset Strategy Series
Nomura VIP Core Equity Series [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Nomura VIP Core Equity Series
Nomura VIP International Core Equity Series [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Nomura VIP International Core Equity Series
Nomura VIP Value Series [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Nomura VIP Value Series

[1]	This Fund’s annual expenses reflect temporary fee reductions pursuant to an expense reimbursement or fee waiver arrangement.